Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 4,888	$ 6,072	$ 5,184
Interest on finance lease liability	888	1,345	1,158
Amortization of deferred finance costs and debt discounts	543	727	781
Other	54	272	60
Total	$ 6,373	$ 8,416	$ 7,183